Submission	Aug. 10, 2026
Submission [Line Items]
Central Index Key	0001902649
Registrant Name	BlackRock Private Credit Fund
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES